     As Filed with the Securities and Exchange Commission on December 9, 1996
                                                  Registration Nos. 33-_________
                                                                   811-_________
--------------------------------------------------------------------------------
                        SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                 -------------------
                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                              Pre-Effective Amendment No.
                              Post-Effective Amendment No.
                                        and/or
                       REGISTRATION STATEMENT UNDER THE INVESTMENT        X
                                   COMPANY ACT OF 1940
                                      AMENDMENT NO.
                            (Check appropriate box or boxes)
                                 -------------------
                            Redwood Capital Equity Funds
                  (Exact Name of Registrant as Specified in Charter)
                          370 Seventeenth Street, Suite 2700
                                Denver, Colorado 80202
                  (Address of Principal Executive Offices) (Zip Code)

         Registrant's Telephone Number, including Area Code: (800) xxx-xxxx

                                   James V. Hyatt
                          370 Seventeenth Street, Suite 2700
                              Denver, Colorado 80202-5627
                       (Name and Address of Agent for Service)

                                      Copy to:
                                 Donald Smith, Esq.
                            Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, N.W.
                            Washington, D.C. 20036-1800

     Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

Registrant has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this registration statement.

--------------------------------------------------------------------------------
     Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                             REDWOOD CAPITAL EQUITY FUNDS

                          Registration Statement on Form N-1A

                          CROSS REFERENCE SHEET FOR PROSPECTUS
                                Pursuant to Rule 495(a)
                           under the Securities Act of 1933


Form N-1A Item Number                                         Prospectus Caption
---------------------                                         ------------------

1 ................................................................... Cover Page
2 ...................................................................... Summary
3 a,b ..................................................... Financial Highlights
  c ................................................................ Performance
  d .......................................................................... *
4 a(i) ......................... The Fund, Its Management and Expenses; The Fund
a(ii),b,c ...................................... Investment Principles and Risks

5 a,b,c,d,e,f,g ............... The Fund, Its Management and Expenses; The Fund;
                               Management; Breakdown of Expenses; Other Expenses

5A ........................................................................... *
6 a(i) ......................... The Fund, Its Management and Expenses; The Fund
  a(ii) ..................................................... How to Sell Shares
  a(iii) ....................... The Fund, Its Management and Expenses; The Fund
  b ............................ The Fund, Its Management and Expenses; The Fund
  c,d ........................................................................ *
  e .......................... Cover Page; How to Buy Shares; How to Sell Shares
  f,g ....................................... Dividends, Distributions and Taxes
  h .......................................................................... *
7 a ....... The Fund, Its Management and Expenses; Management; How to Buy Shares
  b(i, ii, iii, iv, v), c, d ............ How to Buy Shares; Calculation of NAV;
                Purchase Price for Shares; Applicable Price; Minimum Investments
  e, f(i, ii) ......... The Fund, Its Management and Expenses; Distribution Plan
  f(iii) ..................................................................... *
  g .......................................................................... *
8 ........................................................... How to Sell Shares
9 ............................................................................ *

* Not Applicable

                             REDWOOD CAPITAL EQUITY FUNDS

                          Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET FOR
                         STATEMENT OF ADDITIONAL INFORMATION
                                Pursuant to Rule 495(a)
                           under the Securities Act of 1933


Form N-1A Item Number                Statement of Additional Information Caption
---------------------                -------------------------------------------
10................................................................... Cover Page
11............................................................ Table of Contents
12............................................................................ *
13 a,b,c........................... Investment Policies; Investment Restrictions
  d.................................. Portfolio Transactions; Portfolio Turnover
14 a,b,c...................................... Management; Trustees and Officers
15 a,b .. Other Information; Control Persons and Principal Holders of Securities
  c........................................... Management; Trustees and Officers
16 a(i,ii,iii)............ Management; Trustees and Officers; Investment Adviser
  b,c,d.......................................... Management; Investment Adviser
  e...................................................... Portfolio Transactions
  f........................................... Management; Service Organizations
  g........................................................................... *
  h............................. Other Information; Custodian and Transfer Agent
  i........................................................................... *
17 a..................................................... Portfolio Transactions
  b........................................................................... *
  c...................................................... Portfolio Transactions
  d,e ........................................................................ *
18 a........................... Other Information; Capitalization; Voting Rights
  b........................................................................... *
19 a............................. Additional Purchase and Redemption Information
  b............................................ Determination of Net Asset Value
  c........................................................................... *
20..................................................................... Taxation
21 a(i,ii).............................. Management; Distribution of Fund Shares
  a(iii),b,c.................................................................. *
22 a.......................................................................... *
   b....................... Other Information; Yield and Performance Information
23............................................................................ *


* Not Applicable

                               NEW FRONTIERS FUND



New Frontiers Fund ("Fund"), a series of Redwood Capital Equity Funds ("Trust") is a growth mutual fund that seeks to increase the value of your investment over the long term by investing mainly in equity securities with growth potential. The Fund may invest up to 25% of its total assets in securities of issuers in Latin America.

                                   PROSPECTUS

                                December 9, 1996


Please read this Prospectus before investing and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund, dated December 9, 1996, (which is incorporated herein by reference and thus legally is a part of this Prospectus) is on file with the Securities and Exchange Commission ("SEC"). You can obtain a free copy by contacting the Fund, Redwood Capital Advisors, Inc. ("Redwood"), the Fund's investment adviser, or by calling toll-free 1-800-000-0000.


Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     CONTENTS


SUMMARY                            3    THE FUND

                                   3    WHO MAY WANT TO INVEST

                                   3    PURCHASES AND REDEMPTIONS

                                   4    EXPENSES

FINANCIAL HIGHLIGHTS               5    FINANCIAL HIGHLIGHTS

PERFORMANCE                        5    PERFORMANCE

INVESTMENT PRINCIPLES              6    THE FUND'S INVESTMENT OBJECTIVE AND
AND RISKS                               PROGRAM

                                   7    SECURITIES AND INVESTMENT PRACTICES

THE FUND, ITS                      11   THE FUND
MANAGEMENT AND
EXPENSES

                                   11   MANAGEMENT

                                   12   BREAKDOWN OF EXPENSES

HOW TO BUY                         14   GENERAL
SHARES
                                   14   TYPES OF ACCOUNTS Different ways to set
                                        up your account, including tax-sheltered retirement plans.

                                   15   MINIMUM INVESTMENTS

                                   16   PURCHASE PRICE FOR SHARES

                                   18   OTHER INFORMATION

                                   18   AUTOMATIC INVESTMENT PLAN


HOW TO SELL SHARES                 19   HOW TO SELL SHARES

DIVIDENDS,                         21   DISTRIBUTION OPTIONS
DISTRIBUTIONS,
AND TAXES

                                   21   TAXES

SUMMARY

NEW FRONTIERS FUND ("FUND"): The Fund is an open-end registered investment company (mutual fund).

OBJECTIVE:  Capital appreciation (growth in the value of the Fund's shares).

INVESTMENTS: Primarily stocks of domestic, foreign, and multinational companies of all sizes that offer potential for growth. Many may be companies that are not well known or are currently out of favor, and thus may be under-valued. Up to 25% may be securities of issuers in Latin America.

MANAGER: Redwood Capital Advisors, Inc. ("Redwood") selects investments for the Fund.

WHO MAY WANT TO INVEST. Shares of the Fund may be appropriate for you if you seek potentially long-term high returns and can live with stock market fluctuations in pursuit of your goals. The Fund may be attractive to you if you favor a diversified portfolio of stocks of companies in the United States and elsewhere, and if you have an interest in investing in Latin American securities.

As with any mutual fund, there is no assurance that the Fund will achieve its investment objective. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates, political and economic factors, and news about particular companies. While in response to these factors stock prices can fluctuate significantly in the short term, historically, in the long term, stocks have shown greater growth potential than other types of securities. In addition to these general investment risks, international investing (including in Latin America) involves different or increased risks, such as the fluctuation in foreign currency values, possibly adverse political and regulatory developments, and less adequate information than available in the United States. These risks are especially significant to the extent the Fund may invest substantially in Latin America. See "Investment Policies and Risks." Because of these risks, the Fund is designed for long-term investors, and is not designed to provide investors with a means to speculate on short-term stock market movements. When you sell your shares, they may be worth more or less than what you paid for them. You should not regard the Fund as a balanced investment program, but rather as one element in your total investment plan.

PURCHASES AND REDEMPTIONS. You can purchase Fund shares from certain stockbrokers, banks and other financial institutions that have entered into agreements with the Fund's distributor, ALPS Mutual Funds Services, Inc., ("ALPS" or the "Distributor"), or directly from the Distributor. See "How to Buy Shares." You can sell (redeem) shares either through the same stockbrokers, banks, or financial institutions, or by contacting ALPS. See "How to Sell Shares."

EXPENSES. This section gives you information about the expenses of investing in Fund shares.

SHAREHOLDER TRANSACTION EXPENSES are charges (loads) you pay when you buy or sell Fund shares. Sales charges may be lower for purchases over $50,000 and for certain types of accounts and purchases, and may even be eliminated. See "How to Buy Shares."


     Maximum sales load on purchases (as a % of offering price)          4.50%

     Sales load on reinvested dividends                                   None

     Deferred sales load                                                  None

     Redemption fees                                                      None

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets. For investment advisory services, the Fund pays Redwood a management fee based on the Fund's average daily net assets. The Fund also incurs expenses for things such as legal and accounting services, administration services, maintaining shareholder records, and furnishing shareholder statements and financial reports. The Fund's expenses are factored into its share price or dividends and are not charged directly to Fund shareholders. For more information, see "The Fund, Its Management, and Expenses."

The following table shows estimated expenses calculated as a percentage of average net assets. Because the Fund has no operating history before the date of this Prospectus, all data are estimates for the current fiscal period, adjusted for the current expense reimbursement undertaking explained below.

     Management fee (after reimbursement)                   0.00%

     12b-1 fee                                              0.50%

     Other expenses *                                       1.50%

     Total fund operating expenses (after reimbursement)    2.00%

* Includes administration fees paid to the Fund's Administrator at an annual rate of .18% of the Fund's average daily net assets or $28,500 per month, whichever is greater.

The table above reflects Redwood's voluntary undertaking, until December 31, 1997, to waive its fees or reimburse the Fund to the extent its total fund operating expenses (exclusive of taxes, brokerage commissions, interest, and extraordinary expenses) exceeds 2% per annum of the Fund's average daily net assets. Without this undertaking, the management fee, 12b-1 fee, other expenses, and total fund operating expenses, as estimated, would be 1.25%, 0.50%,

1.50%, and 3.25%, respectively, per annum of the Fund's average daily net assets (or higher if permitted by state securities authorities). Because the Fund pays 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLES of effect of Fund expenses. Let's assume that the Fund's annual return is 5% and that it had the total operating expenses shown in the table above.
For every $1,000 you invested in shares, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following periods (assuming that you had paid the maximum sales load and that all dividends and distributions were reinvested):

     ----------------------------------
     1 year              $ 65
     ----------------------------------
     3 years             $ 105
     ----------------------------------

The tables above and the assumption of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THE INFORMATION IN THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS WILL VARY AND MAY CHANGE depending upon such factors as the level of average net assets, the level of sales and redemptions of shares, the amount the Fund incurs for variable expenses, such as transfer agent fees, and any changes in Redwood's expense reimbursement undertaking.


FINANCIAL HIGHLIGHTS

Financial Highlights are not included because the Fund did not commence operations before the date of this Prospectus.


PERFORMANCE

Mutual fund performance is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in the Fund over a given period, assuming that all dividends and other distributions have been reinvested. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The Fund may compare its performance with that of the S&P 500, the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The S&P 500 figures assume reinvestment of all dividends paid by stocks included in the index. They do not, however, include any allowance for the brokerage commissions or other fees you would pay if you actually invested in those stocks.

As of the date of this Prospectus, the Fund had no operating history. Total returns and other performance information that the Fund may publish are based on past results and are not an indication of future performance.


INVESTMENT PRINCIPLES AND RISKS

THE FUND'S INVESTMENT OBJECTIVE AND PROGRAM

The Fund's investment objective is to seek capital appreciation. It seeks this goal by investing in securities of domestic, foreign and multinational issuers. The Fund may invest up to 25% of its total assets in securities of Latin American issuers. Latin America includes all countries in South America, Central America and the Caribbean Basin in which it is legal for a U.S. person to invest in securities, and Mexico. The Fund normally invests primarily in common stocks and securities convertible into common stock, and it may also invest in preferred stocks. Many stocks in which the Fund invests may not be well known or are currently out of favor, and thus may be undervalued. The Fund may invest a portion of its assets in debt securities of all types, qualities, and maturities issued by domestic and foreign issuers, if Redwood believes that doing so will result in capital appreciation.

In selecting securities for the Fund, Redwood may examine corporations of all sizes, industries, and geographical markets. In selecting domestic securities, Redwood will seek to invest a significant portion of the Fund's assets, under normal circumstances, in companies owned or controlled, in Redwood's opinion, by Latin American individuals or investors or in companies where products or services are designed primarily to serve the U.S. Hispanic community. In selecting foreign securities, Redwood may choose not only securities issued by large companies, but also those of smaller firms that it believes offer unusual value, even if they involve more risk.

The Fund may buy securities, including domestic and foreign debt securities, that pay dividends. However, no emphasis is placed on dividend income, except when Redwood believes this income will have a favorable influence on the market value of the security.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. See "Securities and Investment Practices -- Foreign Securities," for more information.

To the extent the Fund invests significantly in Latin American securities, its performance is expected to be more volatile than funds that limit investments to the United States or are more geographically diversified. Although there has been significant improvement in some Latin American economies, others continue to struggle with high interest and inflation rates. Recovery will depend on the stability of various currencies, economic conditions in other countries, and world commodity prices. This region is vulnerable to political instability. The North American Free Trade Agreement will also continue to have a significant impact on the region.

Changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country, and therefore the Fund's performance. Many foreign stock markets are more concentrated than the U.S. market, with a small number of companies making up a large percentage of the local market. As a result, to the extent the Fund invests significantly in foreign securities, the performance of one company or a small number of companies could have a relatively large effect on the Fund's performance.

Redwood determines where an issuer or its principal business is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the Funds' investments among countries and regions, Redwood considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.

Redwood may use various investment techniques to hedge a portion of the Fund's risks, but there is no guarantee that these strategies will accomplish what Redwood intends. Of course, when you sell your Fund shares, they may be worth more or less than what you paid for them.

The Fund may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. While the Fund intends to focus on equity securities, it may also invest in debt securities of any quality. For cash management or defensive purposes, the Fund may also invest in cash and cash equivalents, U.S. Government and agency securities, commercial paper and other money market instruments, and repurchase agreements collateralized by the foregoing.

SECURITIES AND INVESTMENT PRACTICES

This section contains more detailed information about types of securities in which the Fund may invest, the practices Redwood may follow in pursuit of the Fund's investment objective, and a summary of related risks. For still more information about these subjects, please see the SAI. The Fund will not necessarily buy all of the securities or use all of these investment practices described. Policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances. As a shareholder, you will receive annual and semiannual reports detailing the Fund's holdings.

Some of the investment policies and limitations discussed below are identified as "fundamental", which means that they may not be changed without the approval of Fund shareholders. All other policies and limitations stated in this Prospectus are "non-fundamental", which means they may be changed by the Fund's Board of Trustees ("Trustees") without shareholder approval. The Fund's investment objective -- capital appreciation -- is a fundamental policy.

EQUITY SECURITIES. These include common stocks, preferred stocks, convertible securities, and warrants to acquire any of these securities. Common stocks represent an ownership (equity) interest in an issuer. Although equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term (particularly in the case of stocks of smaller companies).

FOREIGN SECURITIES. These are securities of issuers organized and doing business principally outside the U.S., and include those of non-U.S. governments, their agencies and instrumentalities. Foreign securities and foreign currencies can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding a company's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by adverse foreign government actions, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or the ability to repatriate assets or convert foreign currency into U.S. dollars, or other governmental intervention or regulation. Such investments also involve a risk of political, economic, or social instability, military action, or other disruptions. There may be a greater possibility of default by foreign governments or their agencies.

The risks discussed above generally are intensified for investments in developing countries, including countries in Latin America. The Fund may invest significantly in securities of Latin American issuers. Developing countries often have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund currently intends to limit its investment in foreign securities to not more than 5% of its total assets, and to invest not more than 2% of its total assets in securities of companies that operate exclusively in any one single foreign country.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, the value of fixed-rate debt securities rises when interest rates fall, and fall when interest rates rise. Adjustable-rate debt securities are less sensitive to interest rate changes than fixed-rate debt securities. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Lower-quality debt securities include securities rated below investment grade (Baa/BBB) by Moody's Investors Service, Inc. or Standard & Poor's Corporation or their equivalent. Sometimes called "junk bonds", these securities are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness.
The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund currently intends to limit its investments in debt securities for the purpose of capital appreciation to not more than 20% of its total assets and intends to limit its investment in lower-quality or "junk bonds" to not more than 5% of total assets.

ADJUSTING INVESTMENT EXPOSURE. The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities. Redwood can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If Redwood judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised.

ILLIQUID SECURITIES. These are securities that Redwood, under the supervision of the Trustees, determine to be illiquid in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.

The Fund may not purchase an illiquid security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities cannot be sold to the public unless they are first registered under the federal Securities Act of 1933 ("1933 Act"). Unless so registered, they can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although unregistered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Redwood, acting under guidelines established by the Trustees, may decide that some restricted securities are liquid.

OTHER INVESTMENTS AND TECHNIQUES. The Fund may invest in a variety of other securities and use a number of other investment techniques, as described in the SAI, but does not expect to expose more than 5% of the Fund's net assets to any single type of such investments or techniques. They may include securities of investment companies; real estate-related investments; repurchase agreements; foreign repurchase agreements; securities loans; reverse repurchase agreements; short sales; short sales against-the-box; forward commitments, delayed delivery transactions and when-issued securities; stock index futures and put options on these contracts; and direct debt. When market conditions warrant, the Fund may also purchase U.S. government and agency debt securities or money market instruments, or may retain assets in cash or cash equivalents.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.

As a fundamental policy, with respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in any one issuer and may not own more than 10% of the outstanding voting securities of a single issuer. As a fundamental policy, the Fund may not invest more than 25% of its total assets in securities of companies in any one industry. These limitations do not apply to U.S. government securities.

BORROWING. The Fund may borrow from banks for temporary or emergency purposes, or through reverse repurchase agreements for any purpose. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

As a fundamental policy, the Fund may borrow only to the extent that the aggregate amount of borrowings does not exceed 33-1/3% of its total assets (including the borrowings) less liabilities (other than borrowings).

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is not expected to exceed 100%.

THE FUND, ITS MANAGEMENT AND EXPENSES

THE FUND

NEW FRONTIERS IS A MUTUAL FUND, an investment that pools shareholders' money and invests it toward a specified objective. In technical terms, the Fund is a separate series of Redwood Capital Equity Funds, a diversified, open-end management investment company organized as a Delaware business trust on November 14, 1996 ("Trust").

THE TRUST IS GOVERNED BY A BOARD OF TRUSTEES, which has overall responsibility for the management of its affairs. The majority of Trustees are not otherwise affiliated with Redwood. Currently, the Fund is the only series of the Trust. The Board of Trustees may establish additional series or classes of shares without the approval of shareholders. The assets and liabilities of each series are separate from those of any other series.


THE TRUST DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS; however, the Fund may hold special shareholder meetings and mail proxy materials when certain significant matters, such as a change in a fundamental investment policy or the approval of a new management contract, require a shareholder vote. A special shareholder meeting may also be called upon the written request of holders of 10% or more of the outstanding shares of each series or class entitled to vote at a meeting, or at the discretion of the Board of Trustees. Each share, regardless of class, has one vote. All shares shall be voted by individual series or class, except (a) when required by the Investment Company Act of 1940 ("1940 Act") all shares of the Trust shall be voted in the aggregate, and (b) when the Trustees have determined that the matter affects the interests of more than one series or class, the shareholders of all such series and classes shall be entitled to vote on that matter. All shares are fully paid and nonassessable when purchased. As of December 6, 1996, there were no issued and outstanding shares of the Fund.

MANAGEMENT

The Trustees of the Trust have the overall responsibility for the management of the Fund, including the supervision of the Fund's officers and of its Administrator, ALPS. The SAI contains general background information about each Trustee and each officer of the Fund. The Trustees and officers of the Trust who are directors or officers of the Fund's investment adviser, Redwood Capital Advisors, Inc. ("Redwood"), serve without compensation from the Fund.

As the Fund's investment adviser, Redwood selects the Fund's investments. With offices at 19 Spear Road, Suite 103, Ramsey, New Jersey 07446, Redwood was organized in January,1995. The Fund is the first mutual fund to be managed by Redwood.

Redwood is an independent investment advisory firm, registered under the Investment Advisors Act of 1940. Management has in excess of 19 years of experience in portfolio management. The primary parties responsible for portfolio management are Michael Engelhart and Soualiou Fadiga.

Mr. Engelhart is co-founder and Chairman of Redwood Capital Advisors. He has over 12 years experience in the securities industry. From 1994 to 1995, he co-managed money at Paine Webber for institutional and non-institutional investors. From 1991 to 1994, he was with Smith Barney, Inc. where he was a research analyst and portfolio manager. From 1988 to 1991, Mr. Engelhart was the Finance director for the Salesian Society Inc. where he managed the religious order's financial assets, which exceeded $100 million.

Mr. Fadiga is co-founder and Chief Investment Officer of Redwood Capital Advisors, Inc. He has in various capacities been involved in investment management and research since 1988. Before forming Redwood he was employed at Smith Barney as a research analyst and portfolio manager from 1991 to 1994 and at Paine Webber from 1994 to 1995. Mr. Fadiga received a Bachelor's Degree in Business Administration and Finance from Mercy College in 1989.

To reduce the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, Redwood, and ALPS have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

ALPS, 370 17th Street, Suite 2700, Denver, Colorado 80202, serves as the Fund's Administrator, Transfer Agent and Distributor. As Administrator, ALPS has contracted to assist in the Fund's administration and operation, including but not limited to providing office space, bookkeeping, clerical, and regulatory services. As Distributor, ALPS sells Fund shares as agent on behalf of the Trust at no additional cost to the Trust.

The Fund's Sub-Transfer Agent, National Financial Data Services, P.O. Box 419928, Kansas City, MO 64141-6928, administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions.

BREAKDOWN OF EXPENSES

Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted form shareholder accounts.

The Fund pays a MANAGEMENT FEE to Redwood for managing its investments and supervising its investments. The Fund also pays OTHER EXPENSES, which are explained below.

MANAGEMENT FEE

The Fund pays Redwood a management fee every month at the annual rate of 1.25% of the first $250 million of the Fund's average daily net assets, 1.15% of the next $250 million, 1.05% of the next $250 million, and 1.00% of average daily net assets in excess of $750 million. Management Fees payable by the Fund are higher than those paid by most investment companies of its type.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the Rule) under the 1940 Act. The NASD subjects asset-based sales charges to its maximum sales charge rule. Fees paid pursuant to the Fund's Distribution Plan will be limited by the restrictions imposed by the NASD rule. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .50% of the Fund's average net assets. All or a portion of these fees will in turn be paid to Investment Professionals as compensation for selling shares of the Fund and for providing ongoing sales support services. A portion of these fees will also be used for other distribution related activities. The Distribution Fees are expenses of the Fund in addition to the Management Fee and Administration Fee, and will reduce net income and total return.

OTHER EXPENSES

While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well.

For administration services, the Fund pays ALPS a fee each month at the annual rate of 0.18% of the Fund's average daily net assets or $28,500, whichever is greater.

The Fund contracts with National Financial Data Services, Inc., to perform many transaction and recordkeeping functions. These services include processing shareholder transactions.

The Fund also pays other expenses, such as legal, audit, and custodian fees; costs of materials sent to shareholders; taxes; brokerage commissions; interest; insurance premiums; and the compensation of Trustees who are not affiliated with Redwood. A broker-dealer may use a portion of the commissions paid by the Fund to reduce the Fund's costs for research or custodian or transfer agent fees.

Redwood has voluntary undertaken, until December 31, 1997, to reimburse the Fund to the extent its total fund operating expenses (exclusive of taxes, brokerage commissions, interest, and extraordinary expenses) exceeds 2% per annum of the Fund's average daily net assets.

HOW TO BUY SHARES

GENERAL

You can buy shares of the Fund through certain stockbrokers, banks, and other financial institutions that have agreements with the Distributor ("Authorized Broker-Dealers"), or through ALPS, the Fund's distributor. To buy shares, you must open an account by completing and signing an application. You can obtain an application from an Authorized Broker-Dealer or, if you want to invest directly through the Distributor, you can use the application at the end of the Prospectus.

TYPES OF ACCOUNTS

You can open different types of accounts, depending upon your particular needs, as summarized below.


INDIVIDUAL OR JOINT TENANTS
FOR YOUR GENERAL INVESTMENT NEEDS

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS,
ASSOCIATES, PARTNERSHIPS, INSTITUTIONS,
OR OTHER GROUPS

GIFTS OR TRANSFERS TO A MINOR
(UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR
OTHER FUTURE NEEDS

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying Federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST
FOR MONEY BEING INVESTED BY A TRUST

The trust must be established before an account can be opened.

RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS
FROM TAXES

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs) allow anyone of legal age and under 70 1/2 to contribute up to $2,000 or 100% of earned income, whichever is less, per year. Couples with two incomes may each have an IRA and contribute up to the maximum to each account for a total of $4,000. Single-income couples may establish a Spousal IRA. Two separate accounts are established, and a total contribution of up to $2,250 may be split between them. However, no more than $2,000 may be placed in either account in any single year.

     ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

     SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

     KEOGH PLANS allow self-employed individuals to make tax-deductible contributions for themselves up to 25% of their annual earned income, with a maximum of $30,000 per year.

     401(k) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.

     403(b) CUSTODIAL ACCOUNTS are available to employees of public school systems or certain types of charitable organizations.

     457 ACCOUNTS allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.

A representative of an Authorized Broker-Dealer can answer questions you may have about your investment, or you can call the Distributor toll-free at 1-800-000-0000.


MINIMUM INVESTMENTS

The MINIMUM you can invest for your FIRST share purchase is $1,000; the minimum for each ADDITIONAL investment is only $100. If you want to invest regularly every month, you can sign up for the AUTOMATIC INVESTMENT PLAN, which permits you to open an account with a minimum initial investment of $300 and make additional investments each month of as little as $50 each.

PURCHASE PRICE FOR SHARES

The price at which you buy a share of the Fund, called the offering price, is calculated every business day. The OFFERING PRICE of a share is the Fund's NET ASSET VALUE ("NAV") PLUS THE APPLICABLE SALES CHARGE shown in the table below:


                  INITIAL SALES CHARGE SCHEDULE

                                    SALES CHARGE AS A PERCENTAGE OF
                                   OFFERING      NET AMOUNT INVESTED
      AMOUNT OF PURCHASE            PRICE       (NET ASSET VALUE)

    Less than          $50,000       4.50%            4.71%
   $50,000 to          $99,999       4.00             4.17
  $100,000 to         $249,999       3.50             3.63
  $250,000 to         $499,999       2.50             2.56
  $500,000 to         $999,999       1.75             1.78
 $1,000,000 and over                 None             None

In determining the Amount of Purchase for purposes of determining the sales charge, the individual purchases on behalf of a single buyer, his or her spouse and their children under 21 years old, the buyer's individual retirement account ("IRA"), and certain companies controlled by the buyer, may be aggregated.

Certain types of purchasers may also qualify to buy shares without paying a sales charge. See "Sales Charge Waiver."

     CALCULATION OF NAV. The Fund's NAV per share is the value of a single share, computed by adding the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

The securities in the Fund's portfolio are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are not available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued at their fair value in a manner determined in good faith by or at the direction of the Trustees. Bonds are generally valued according to prices quoted by a dealer in bonds that offers a pricing service. Short-term debt securities are valued at amortized cost, which approximates market value.

The Fund is open for business each day the New York Stock Exchange ("NYSE") is open. The Fund normally calculates the NAV and offering price of shares as of the close of regular trading of the NYSE, normally 4 p.m. Eastern time.

     APPLICABLE PRICE. When you place an order to buy Fund shares, your order will be executed at the next offering price calculated after your order is received in proper form and accepted.

If you buy shares through an Authorized Broker-Dealer, your order is accepted only after the Authorized Broker-Dealer receives your order and transmits it to the Distributor through National Financial Data Services, Inc., the Fund's transfer agent ("Transfer Agent").

You can also buy shares directly through the Distributor by mailing your check or money order, payable to "New Frontiers Fund," directly to the Transfer Agent at P.O. Box 419928, Kansas City, MO 64141-6928. If it is your first purchase of shares, be sure to include a completed and signed Application. Your order is accepted only upon receipt by the Transfer Agent. You may make additional investments by bank wire. Please call 800-0000 for instructions. Your order is accepted when the Transfer Agent is notified that a bank wire has been credited to the Fund.

     SALES CHARGE WAIVER. The Fund's sales charge will not apply, and shares will be sold at NAV, to purchases by the following: (1) employee benefit plans established under section 403(b) or section 457, or qualified under section 401 (including 401(k) plans) of the Internal Revenue Code of 1986, as amended ("Code"), when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records; (2) banks, trust institutions and investment fund administrators investing for their own accounts or for the accounts of their customers, where such investments for customer accounts are held in an omnibus account on the Fund's records; and (3) Trustees and officers of the Trust, directors and regular employees of Redwood or the Distributor or any Authorized Broker-Dealer, and the spouses, children under 21 years old, parents, and siblings of any of the foregoing, and trusts primarily for the benefit of such persons. Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan reorganization to which the Trust is a party.

OTHER INFORMATION

Please note the following:

     * You must pay for your shares in U.S. dollars; checks or money orders must be drawn on a U.S. bank or financial institution. Cash and third party checks (made out to anyone other than the Fund) may not be accepted.

     * If you buy shares by check and then sell those shares, the payment to you for the sale may be delayed for up to 15 days to ensure that your previous investment has cleared.

     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or the Transfer Agent have incurred.

     * The Fund and the Distributor each reserves the right to reject any purchase orders and to discontinue offering Fund shares for purchase.

     * When you sign your account application, you are certifying that your Social Security or other taxpayer identification number is correct and whether you are subject to 31% backup withholding. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

     * To save expenses, all your shares are recorded on a register by the Transfer Agent, and the Fund will not issue a certificate representing your shares unless you write to the Transfer Agent and request it. Most shareholders do not want certificates, because you must present the certificate to sell the shares it represents; this means you would be able to sell shares only by mail, and not by telephone. If you lose your certificate, you will have to pay the expense of replacing it.

You may buy Fund shares (at the offering price) or sell them through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through an investment professional or other institution, read your investment professional's program materials for any additional service features or fees that may apply. Certain features of the Fund, such as the minimum initial or subsequent investment amounts, may be modified.


AUTOMATIC INVESTMENT PLAN

One easy way to pursue your financial goals is to invest money regularly. Redwood offers a convenient plan that lets you invest a specified amount in the Fund each month automatically. Just fill in the portion of the Application titled "Automatic Investment Plan," specifying an investment of $50 or more to be sent each month automatically from your bank to the Transfer Agent for investment in your Fund account. You must make an initial investment in the Fund of at least $300 to participate in the Plan.

The Plan permits you to use an investment technique called "dollar cost averaging." Because you are investing a fixed amount each month, you buy more shares when the Fund's share price is relatively low and fewer shares when the price is relatively high. Thus, under this Plan your average cost of shares would generally be lower than if you bought a fixed number of shares each month. To benefit from dollar cost averaging, you should be financially prepared to continue your participation in the Plan for a long enough period to include times when share prices are lower. While the Plan does not guarantee a profit and will not protect you against losses in a declining market, it can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Please call 1-800-000-0000 for more information.


HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. The redemption price (the price to sell one share) is the per share NAV. You may submit your redemption request by telephone, mail, or in person to any Authorized Broker-Dealer with whom you have an account, or directly by telephone at 1-800-000-0000 or mail to the Transfer Agent at P.O. Box 419928, Kansas City, MO 64141-6928 (unless you hold the shares in the "street name" of a broker-dealer). Your written request must include your name, account number, the name of the Fund, and the dollar amount or number of shares you want to sell. Please have all owners of the shares sign the request exactly as their names appear on the account. If you have a certificate for your shares, you can redeem those shares only by submitting the certificate. To sell through the Transfer Agent shares held in a retirement account or by a trust, estate, guardian, or business organization, please call 1-800-000-0000 for instructions. The Fund will employ reasonable procedures, as described below, to attempt to confirm that instructions communicated by telephone are genuine, and if the Fund does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Specifically, the Fund requires that the person initiating the call identify the account registration and tax identification number of the account from which shares are to be redeemed or exchanged. In addition, the Fund records all telephone calls and provides written confirmation of such transactions. The Fund and its agents will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Your shares will be sold at the next NAV calculated after your request is received and accepted at the office of the Transfer Agent. Your Authorized Broker-Dealer normally will pay for your shares within seven business days after your request is received in good order, by check or by crediting your account. Check with your Authorized Broker-Dealer for details, including whether any service fees apply. If you redeem your shares directly through the Transfer Agent, your check, payable to the owner(s) shown on your account ("record owner"), will normally be mailed to the address shown on your account ("record address"), on the next business day, but in any case within three days (under unusual circumstances, longer as permitted by law).

Please note that:
The Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has been collected, which can take up to 15 days after the purchase date.

If you changed the record address by telephone, your shares may not be redeemed by telephone or bank wire for 30 days after you changed the record address.

The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

If, because you sold shares, your account balance with the Fund falls below $1,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not, the Fund may redeem your remaining shares at their price on the redemption date and will send the proceeds to you.

You may designate in your Fund application a bank account to which, at your request, the Transfer Agent will wire your sales proceeds. The Transfer Agent currently charges a fee of $_____ for each wire.

To protect you and the Fund against fraud, your signature on a redemption request must have a signature guarantee if (1) you want to sell more than $50,000 worth of shares, or (2) you want the redemption check to be made payable to someone other than the record owner, or (3) you want the check to be mailed somewhere other than to the record address, or (4) you changed the registration of your account within the preceding 30 days, or (5) you want the redemption proceeds to be wired to a bank account not named in your application or in a written instruction from the record owner with a signature guarantee.


You obtain a signature guarantee from most banks, stockbrokers and dealers (including Authorized Broker-Dealers), credit unions, and other financial institutions, but not from a notary public.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund distributes substantially all of its net investment income (net of Fund expenses), net realized capital gains, and net realized gains from foreign currency transactions to shareholders each year, normally in December. If you are considering buying Fund shares in December, you should take this into account because of the tax consequences of these distributions. Normally, dividends are distributed in May and December.

DISTRIBUTION OPTIONS

REINVESTMENT IN SHARES. All dividends and other distributions paid on Fund shares are automatically reinvested in additional shares, unless you elect to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable. For retirement accounts, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can elect to receive distributions in cash without incurring a premature distribution penalty tax.

DIVIDENDS IN CASH. You can elect to receive dividends in cash, with capital gain distributions being automatically reinvested in additional shares, by checking that election box on your Fund application.

ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and/or capital gain distributions is cash, by checking that election box on your application.

SHARES PURCHASED THROUGH AUTOMATIC REINVESTMENT of dividend and other distributions are NOT subject to the Fund's initial sales charge.

Checks for cash distributions usually will be mailed within seven days after the payable date. You can change any distribution election by writing to your Authorized Broker-Dealer or to the Transfer Agent.


TAXES

The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders. Your investment has certain tax consequences, depending on the type of your account. If you have a retirement account, taxes are deferred.

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state or local taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.

For federal tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.


Every January, the Fund will send you a statement showing the amount of distributions paid to you in the previous year. Information accompanying your statement will show the portion of those distributions that generally are not taxable in certain states.

TAXES ON REDEMPTIONS. Capital gains realized on redemptions are subject to tax. A capital gain (or loss) is the difference between the amount you paid for your shares (including the value of any dividends and other distributions that were reinvested) and the amount you receive when you sell them.

When you sell shares you will receive a confirmation statement showing the number of shares you sold and the price. Every January you will also receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you or your tax preparer in determining the capital gains and losses from your redemptions.

CURRENCY CONSIDERATIONS. If the Fund's dividends exceed its taxable income in any year, which could be the result of currency-related losses, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on the Fund and its investments; these taxes generally will reduce the Fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

The foregoing is only a summary of some of the important tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

                      STATEMENT OF ADDITIONAL INFORMATION

Redwood Capital Equity Funds
370 Seventeenth Street, Suite 2700
Denver, Colorado  80202
General and Account Information:  (800) xxx-xxxx
------------------------------------------------------------------------------


                 Redwood Capital Advisors, Investment Adviser
                             (RCA or the Adviser)

   ALPS Mutual Funds Services, Inc., Administrator, Distributor and Sponsor
                             (ALPS or the Sponsor)


          This Statement of Additional Information (SAI) describes the shares of a mutual fund (the Fund) managed by RCA. The Fund is a portfolio of Redwood Capital Equity Funds Trust (the Trust). The Fund is the:

                               New Frontiers Fund

          This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus for shares of the Fund dated December 9, 1996 (the Prospectus). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Fund at the address and information number printed above.











December 9, 1996

TABLE OF CONTENTS                                                  Page

INVESTMENT POLICIES                                                  3
     Bank Obligations                                                3
     Commercial Paper                                                3
     Moody's and S&P Ratings                                         3
     Repurchase Agreements                                           4
     Reverse Repurchase Agreements                                   4
     Loans of Portfolio Securities                                   4
     Lower Quality Debt Securities ("Junk Bonds")                    5
     Delayed Delivery Transactions                                   5
     Foreign Securities                                              5
     Investment Company Securities                                   6
     Stock Index Futures Contracts                                   6
     Put Options on Stock Index Futures Contracts                    7
     Short Sales Against the Box                                     8
     Real Estate Investment Trusts                                   8

INVESTMENT RESTRICTIONS                                              8

MANAGEMENT                                                           10
     Trustees and Officers                                           10
     Investment Adviser                                              12
     Distribution of Fund Shares                                     12
     Administrator, Bookkeeping and Pricing Agent                    13
     Service Organizations                                           13

EXPENSES AND EXPENSE LIMITS                                          14

DETERMINATION OF NET ASSET VALUE                                     15

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                       15

PORTFOLIO TRANSACTIONS                                               16
     Portfolio Turnover                                              17

TAXATION                                                             18

OTHER INFORMATION                                                    25
     Capitalization                                                  25
     Principal Holders of Securities                                 25
     Voting Rights                                                   25
     Custodian, Transfer Agent and Sub-Transfer Agent                26
     Yield and Performance Information                               27
     Independent Accountants                                         28
     Registration Statement                                          28

                              INVESTMENT POLICIES

     The Prospectus discusses the investment objectives of the Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize, and certain risks attendant to such investments, policies and strategies.

     BANK OBLIGATIONS These obligations include negotiable certificates of deposit and bankers' acceptances. The Fund limits its bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

     COMMERCIAL PAPER Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Fund is, at the time of investment, (i) rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in one of the two highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Funds Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See Variable and Floating Rate and Master Demand Notes.

     MOODY'S AND S&P RATINGS The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS The Fund may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Fund for purposes of the Investment Company Act of 1940, as amended (the 1940 Act). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

     REVERSE REPURCHASE AGREEMENTS The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (reverse repurchase agreements). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid medium-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     LOANS OF PORTFOLIO SECURITIES The Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3 % of the total assets of the Fund.

     The Fund will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     LOWER QUALITY DEBT SECURITIES ("JUNK BONDS") Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. The Fund currently intends to limit its investment in lower quality or "junk bonds" to not more than 5% of total assets.

      DELAYED DELIVERY TRANSACTIONS The Fund may buy and sell securities on a delayed delivery or when issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities as a predetermined price and or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrued to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed delivery transactions.

     When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.

     The Fund may renegotiate delayed delivery transactions after they are entered into and may sell underlying securities before they are delivered, which may result in capital gains or losses.

     FOREIGN SECURITIES   As described in the Prospectus, changes in foreign
exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Fund may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     INVESTMENT COMPANY SECURITIES The Fund may invest in securities issued by other investment companies. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     STOCK INDEX FUTURES CONTRACTS A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

     The Fund intends to utilize stock index futures contracts primarily for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices. The Fund, therefore, usually will be a seller of stock index futures contracts. This risk management strategy is an alternative to selling securities in the portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Fund also may buy or sell stock index futures contracts to close out existing futures positions. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Fund may be unable to control losses by closing its position where a liquid secondary market does not exist.

     PUT OPTIONS ON STOCK INDEX FUTURES CONTRACTS The Fund may also purchase put options on stock index futures contracts. Sales of such options may also be made to close out an open option position. The Fund may, for example, purchase a put option on a particular stock index futures contract or stock index to protect against a decline in the value of the common stocks it holds. If the stocks in the index decline in value, the put should become more valuable and the Fund could sell it to offset losses in the value of the common stocks. In this way, put options may be used to achieve the same goals the Fund seeks in selling futures contracts. A put option on a stock index future gives the purchaser the right, in return for a premium paid, to assume a short (i.e., the right to sell stock index futures) position in a stock index futures contract at a specified exercise price (strike price) at any time during the period of the option. If the option is exercised by the holder before the last trading date during the option period, the holder receives the futures position, as well as any balance in the futures margin account. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the strike price and the closing level of the relevant index on the expiration date.

     The Adviser expects that an increase or decrease in the index in relation to the strike price level would normally correlate to an increase or decrease (but not necessarily to the same extent) in the value of the Fund's common stock portfolio against which the option was written. Thus, any loss in the option transaction may be offset by an increase in the value of the common stock portfolio to the extent changes in the index correlate to changes in the value of that portfolio. The Fund may liquidate the put options it has purchased by effecting a closing sale transaction, rather than exercising the option. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Fund will be able to effect the closing sale transaction. The Fund will realize a gain from a closing sale transaction if the price at which the transaction is effected exceeds the premium paid to purchase the option and, if less, the Fund will realize a loss.

     SHORT SALES AGAINST THE BOX If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities ) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in conjunction with opening and closing short sales against the box.

     REAL ESTATE INVESTMENT TRUSTS The Fund may purchase interests in real estate investment trusts. Real estate industry companies include, among others, equity real estate investment trusts, which own properties, and mortgage real estate investment trusts, which make construction, development, and long term mortgage loans. Equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended . Equity and mortgage real estate investment trusts are dependent upon management skill, are not diversified, and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the Investment Company act of 1940 (the 1940 Act).


                            INVESTMENT RESTRICTIONS

The following are the Fund's fundamental limitations set forth in their entirety. The Fund may not:

     (1) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (2) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (3) Make loans, except loans of portfolio securities and except that the Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

     (4) Invest in real property or mortgage loans (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions, provided that the Fund may invest in collateralized mortgage obligations;

     (5) With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

     (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

The following limitations of the Fund are not fundamental and may be changed without shareholder approval:

     (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

     (2) Invest in companies for the purpose of exercising control or management;

     (3) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

     (4) Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (5) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

     (6) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, the Fund will not invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

     (7) Invest more than 5% of the value of the Fund's total assets in the securities of any one investment company; invest more than 10% of the value of the Fund's total assets in the aggregate in securities of investment companies as a group; or invest such that more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                                  MANAGEMENT

Trustees and Officers

The principal occupations of the Trustees and executive officers of the Fund for the past five years are listed below. The address of each, unless otherwise indicated, is 370 Seventeenth Street, Suite 2700, Denver, CO 80202. Trustees deemed to be interested persons of the Fund for purposes of the 1940 Act are indicated by an asterisk.

                                    Position with the           Principal Occupations
Name, Age and Address                     Trust                  During Past 5 Years
---------------------               -----------------           ---------------------
Michael W. Engelhart*, 34 years old,    Chairman           (1995-present) Senior
Redwood Capital Advisors, Inc.          and President      Portfolio Manager and
19 Spear Road, Suite 103                                   Principal of Redwood Capital
Ramsey, New Jersey  07446                                  Advisors, Inc.
                                                           (1994-1995) Portfolio
                                                           Manager - Paine Webber
                                                           (1991-1994) Portfolio

                                      10



                                    Position with the           Principal Occupations
Name, Age and Address                     Trust                  During Past 5 Years
----------------------              -----------------           ---------------------
Soualiou Fadiga*, 31 years old          Trustee            Manager - Smith Barney/
Redwood Capital Advisors, Inc.                             Olstein & Associates
19 Spear Road, Suite 103                                   (1995-present) Chief
Ramsey, New Jersey  07446                                  Investment Officer of
                                                           Redwood Capital Advisors, Inc.
                                                           (1994-1995) Portfolio
                                                           Manager - Paine Webber
                                                           (1991-1994) Portfolio
                                                           Manager - Smith Barney/
                                                           Olstein & Associates

W. Robert Alexander, 69 years old       Trustee            (1984-present) Chairman and
ALPS Mutual Funds Services, Inc.                           Chief Executive Officer,
370 17th Street, Suite 2700                                ALPS Mutual Funds Services
Denver, Colorado  80202

James V. Hyatt, 45 years old            Secretary          (1995-present)
ALPS Mutual Funds Services, Inc.                           General Counsel,
370 17th Street, Suite 2700                                ALPS Mutual Funds
Denver, Colorado  80202                                    Services, Inc.
                                                           (1991-1995) Senior
                                                           Legal Counsel,
                                                           Fidelity Investments

Jasper R. Frontz, 28 years old          Trustee            (1995-present) Fund
ALPS Mutual Funds Services, Inc.                           Controller, ALPS
370 17th Street, Suite 2700                                Mutual Funds
Denver, Colorado  80202                                    Services, Inc.
                                                           (1991-1995) Deloitte
                                                           & Touche, LLP

     Trustees of the Fund not affiliated with Redwood or ALPS receive from the Fund a fee of $1,000 for each Board of Trustees meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Redwood or ALPS do not receive compensation from the Fund.

     The Trustees and Officers of the Trust as a group owned less than 1% of the outstanding voting securities of the Fund as of the date of this SAI.

                              INVESTMENT ADVISER

     Redwood Capital Advisors, 19 Spear Road, Suite 103, Ramsey, NJ 07446
(RCA) manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises and administers the Fund's investments. The Adviser is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers and dealers selected by it in its discretion.

     The current Investment Advisory and Management Agreement (Advisory Agreement) for the Fund became effective on __________. The Advisory Agreement will continue in effect until ___________and thereafter from year to year so long as such continuance is approved annually by a majority of the Fund's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares or the Trustees of the Fund. The Advisory Agreement: (i) may be terminated without the payment of any penalty by the Fund or RCA on 60 days written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the outstanding voting securities of the Fund.

     The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance of services pursuant to the Advisory Agreement, except loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations under the Advisory Agreement.

                          DISTRIBUTION OF FUND SHARES

     ALPS Mutual Funds Services, Inc., 370 Seventeenth Street, Suite 2700, Denver CO 80202, acts as Sponsor and Distributor of the Fund. ALPS also serves as administrator and distributor of other mutual funds. As distributor, ALPS acts as the Fund's agent to underwrite, sell and distribute shares in a continuous offering.

                 ADMINISTRATOR, BOOKKEEPING AND PRICING AGENT

      ALPS acts as Administrator, Bookkeeping and Pricing Agent for the Fund. ALPS provides management and administrative services necessary for the operation of the Fund, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission (SEC) and state securities commissions and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's Adviser, transfer agent, custodian, independent accountants, legal counsel and others. In addition, ALPS furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers, employees and Trustees affiliated with ALPS. For these services, ALPS is entitled to receive a fee, payable monthly, at the annual rate of .18% of the average daily net assets of the Fund or $28,500 per month, whichever is greater.

     The Administration Agreement of the Fund was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contracts or interested persons of such parties, at its meeting held on
_______________.   The Administration Agreement is terminable with respect
to the Fund without penalty, at any time, by vote of a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Administration Agreement upon not more than 60 days written notice to ALPS or by vote of the holders of a majority of the shares of the Fund, or, upon 60 days notice, by ALPS. The Administration Agreement will terminate automatically in the event of its assignment.

     In addition to the services it provides as administrator, ALPS has agreed, pursuant to a separate Bookkeeping and Pricing Agreement, to maintain the financial accounts and records of the Fund and to compute the net asset value and certain other financial information of the Fund. Under the Bookkeeping and Pricing Agreement, ALPS is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of ALPS in the performance of its duties under the Bookkeeping and Pricing Agreement.

                             SERVICE ORGANIZATIONS

     The Fund may also contract with banks, trust companies, broker-dealers (other than ALPS) or other financial organizations (Service Organizations) to provide certain administrative services with respect to the Funds for a fee paid at an annual rate of up to 0.50% of daily net Fund assets serviced. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions, furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and providing such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Fund. Each Service Organization has agreed to transmit to its clients a schedule of any
such fees.   Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                          EXPENSES AND EXPENSE LIMITS

     Except for the expenses paid by the Adviser and ALPS, the Fund bears all costs of its operations.

                       DETERMINATION OF NET ASSET VALUE

     As indicated under Calculation of NAV in the Prospectus, the Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at 4:15 p.m. (Eastern time) on each day the New York Stock Exchange is open for trading with the exception of certain bank holidays. The Fund will be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact ALPS. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.
(The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     The Fund may suspend redemption rights or postpone redemption payments (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act.

     In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder.

     All redemptions of shares of the Fund will be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of its existing shareholders. In this event, the securities would be valued in the same manner as the securities of the Fund are valued. If the recipient were to sell such securities, he or she may incur brokerage or other transactional charges.

                            PORTFOLIO TRANSACTIONS

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Fund's Board of Trustees, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results by taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

     Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Under the 1940 Act, persons affiliated with the Fund or the Sponsor are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless a permissive order allowing such transactions is obtained from the SEC.

     The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the Act), the Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


                              PORTFOLIO TURNOVER

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests or the Fund and its shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Fund's Prospectus. The portfolio turnover rate is calculated by dividing the lesser of purchase or sales of portfolio securities by the average
monthly value of the Fund's portfolio securities.   For purposes
of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.


                                   TAXATION

     The Fund intends to elect to be treated and qualify as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). To qualify as a regulated investment company, the Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of the Fund, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contacts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, if the Fund earns tax-exempt interest, it must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as ordinary corporations and its distributions will be taxed to shareholders as ordinary income.

     Amounts, other than tax-exempt interest, not disturbed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an exempt-interest dividend, will be treated as paid on December 31, of a calendar year if it is declared by the Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (PFICs). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an excess distribution received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions
from a PFIC.   All excess distributions are taxable as ordinary income.

     The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by the Fund. The Fund's intention to qualify annually as a regulated investment company may limit the elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to stockholders and that will be taxed to stockholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not invest in PFIC stock.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from the Fund may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains, if any, designated by the Fund as long- term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

     The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that the Fund may invest in are so-called Section 1256 contracts. With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40). Also, section 1256 contracts held by the Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31, of each year) are marked-to market with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

     Generally, the hedging transactions undertaken by the Fund may result in straddles for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to stockholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according
to the election(s) made.   The rules applicable under certain of the
elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because applications of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

     Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company, may limit the extent to which the Fund will be able to engage in transactions in options, futures, and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as section 988 gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to pass-through to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Fund's taxable year if the foreign taxes paid by the Fund will pass-through for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Fund is required to report to the Internal Revenue Service (IRS) all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% (backup withholding) in the case of non-exempt shareholders if
(1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of the Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

     To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

     Upon redemption, sale or exchange of shares in the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

     Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as the Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.
Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     The Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.

     A deductible environmental tax of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

     Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, the Adviser and its affiliates, and the Funds counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

     Persons who may be substantial user (or related persons of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of one of these Funds since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of the Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

     Since the Fund does not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in the Fund.

                               OTHER INFORMATION

CAPITALIZATION

     Redwood Capital Equity Funds is a Delaware business trust established under a Declaration of Trust dated November 14, 1996 and currently consists of one separately managed portfolio, which is discussed in this SAI.

     The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Principal Holders of Securities

     As of December 6, 1996, there were no issued and outstanding shares of the Fund.

VOTING RIGHTS

     Under the Declaration of Trust, the Fund is not required to hold and annual meeting of the Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Fund's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 (the
Rule) under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

               CUSTODIAN, TRANSFER AGENT AND SUB-TRANSFER AGENT

     Star Bank: 425 Walnut Street, Cincinnati, Ohio, will act as Custodian, ALPS Mutual Funds Services, Inc; 370 17th Street, Suite 2700, Denver, Colorado 80202 as transfer agent for the Fund and National Financial Data Services (NFDS); 1004 Baltimore Street, Kansas City, Missouri, as sub-transfer agent for the Fund. Pursuant to a Custodian Agreement, Star Bank is responsible for holding the Fund's cash and portfolio securities. For its services as Custodian, Star Bank receives an asset-based fee and transaction charges. NFDS acts as sub-transfer agent and dividend disbursing agent for the Fund. The Administration Agreement between ALPS Mutual Funds Services, Inc. and the Trust currently provides that the asset based fee and transaction costs of the Trust's sub-transfer agent be paid by ALPS Mutual Funds Services, Inc.

                            PERFORMANCE INFORMATION

     The Fund may, from time to time, include its average annual total returns in advertisements or reports to shareholders or prospective investors.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                    n
           P (1 + T)  = ERV

     (where P = a hypothetical initial payment of $1,000, T= the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     Quotations of total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Total return for the Fund will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

                            INDEPENDENT ACCOUNTANTS

     Deloitte & Touche LLP serves as the independent accountants for the Fund. Deloitte & Touche LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Deloitte & Touche LLP's address is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.

                            REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

PART C. OTHER INFORMATION



Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) (1) Financial Statements included in Part A of this Registration Statement: Not Applicable.

                    Financial Statements included in Part B of this Registration Statement: Not Applicable

          (b)  EXHIBITS

               (1)  (a)  Trust Instrument.

                    (b)  Certificate of Trust.

               (2)  (a)  Bylaws of Registrant.

               (3)       None.

               (4)       None.

          -    (5)  (a)  Form of Investment Advisory Agreement between
                         Registrant and Redwood Capital Advisors.

          -    (5)  (b)  Form of Administration Agreement between Registrant and ALPS Mutual Funds Services, Inc.

          -    (6)  (a)  Form of General Distribution Agreement between
                         Registrant and ALPS Mutual Funds Services, Inc.

          -         (b)  Form of Broker-Dealer Agreement between ALPS Mutual
                         Funds Services, Inc. and Broker-Dealers.


               (7)       None.

          -    (8)       Form of Custodian Contract between Registrant and
                         Star Bank.

          -    (9)  (a)  Form of Transfer Agency Agreement between Registrant and ALPS Mutual Funds Services, Inc.

          -    (9)  (b)  Form of Sub-Transfer Agency Agreement between ALPS
                         Mutual Funds Services, Inc. and National Financial Data Services.

          -         (c)  Form of Bookkeeping and Pricing Agreement between
                         Registrant and ALPS Mutual Funds Services, Inc.


               (10)      None.

               (11)      None.

               (12)      None.

          -    (13)      Subscription Agreement.

               (14)      None.

          -    (15)      Form of Distribution and Service plan pursuant to
                         Rule 12b-1 under the 1940 Act between Registrant and ALPS Mutual Funds Services, Inc.

               (16)(a)   Power of Attorney.


               (17)      None.

               (18)      None.


     -    To be Filed by Amendment.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.


Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          As of December 6, 1996, there were no issued and outstanding shares of the Fund.


Item 27.  INDEMNIFICATION.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1(a) to this Registration Statement), and Section 4 of the Master Investment Advisory Contract and Supplements (Exhibit 5 (a) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

          Section 10 of the Investment Advisory Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Administration Agreement (Exhibit 5(b) to the Registration Statement) and Section 15 of the General Distribution Agreement (Exhibit 6 to the Registration Statement) limit the liability of Redwood Capital Advisors and ALPS Mutual Funds Services, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Agreement and General Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Redwood Capital Advisors provides investment advisory services to the Fund pursuant to an Advisory Agreement with the Trust. The adviser was formed in

          January 1995.

          The executive officers and directors of Redwood Capital Advisors and such executive officers and directors' positions during the past 2 years are as follows:

          Name and Position                       Other Businesses
          -----------------                       ----------------

Michael W. Engelhart,                   Paine Webber
          Chairman                            Portfolio Manager

Soualiou Fadiga                         Paine Webber
          Chief Investment Officer           Portfolio Manager


Item 29.  PRINCIPAL UNDERWRITER

          (a) ALPS Mutual Funds Services, Inc. acts as Distributor/Underwriter for various other unrelated registered investment companies.

          (b)  Officers and Directors

Name and Principal       Positions and Offices with    Positions and Offices
Business Address*        Registrant                    with Underwriter
------------------       --------------------------    -------------------------

W. Robert Alexander      Trustee                       Chairman and Chief
                                                       Executive Officer

Arthur J. L. Lucey       None                          President and Secretary

Mark A. Pougnet          None                          Chief Financial Officer

William N. Paston        None                          Vice President

Ned Burke                None                          Senior Vice President

James V. Hyatt           Secretary                     General Counsel

John W. Hannon, Jr.      None                          Director

Rick A. Pederson         None                          Director

Name and Principal       Positions and Offices with    Positions and Offices
Business Address*        Registrant                    with Underwriter
------------------       --------------------------    -------------------------

Asa W. Smith             None                          Director

Gordon Hobgood, Jr.      None                          Director


Steve J. Bettcher        None                          Director

Mary Anstine             None                          Director

Chris Woessner           None                          Director

--------------------------------------------------------------------------------

          (c)  Not applicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books and other documents required to be maintained by
          Section   31(a) of the Investment Company Act of 1940 and the rules
          thereunder are      maintained at the offices of ALPS Mutual Funds
          Services, Inc., 370 Seventeenth    Street, Suite 2700, Denver,
          Colorado 80202


Item 31.  MANAGEMENT SERVICES

          Not applicable.

Item 32.  UNDERTAKINGS.

          (a) Registrant undertakes to provide the support to shareholders specified in Section 16 (c) of the 1940 Act as though that section applied to the Registrant.

          (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, State of Colorado, on December 9, 1996.

REDWOOD CAPITAL EQUITY FUNDS


By   /s/ Michael W. Engelhart*
     -------------------------------
     Michael W. Engelhart, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Michael W. Engelhart*         President and Trustee        December 9, 1996
---------------------------
Michael W. Engelhart


/s/ Soualiou Fadiga*              Trustee                      December 9, 1996
---------------------------
Soualiou Fadiga


/s/ Jasper Frontz                 Treasurer                    December 9, 1996
---------------------------
Jasper Frontz













* Signature affixed by James V. Hyatt pursuant to a power of attorney dated December 3, 1996 and filed herewith.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                                       AND

                       THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

                          REDWOOD CAPITAL EQUITY FUNDS

                                  EXHIBIT INDEX


Exhibit
Number         Document
-------        --------

 (1)(a)        Trust Instrument of Registrant

    (b)        Certificate of Trust

 (2)           By-Laws of Registrant

(16) (a)       Power of Attorney